ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
ACCOUNTS PAYABLE

Accounts payable were $2,154,646 and $1,984,326 as of September 30, 2017 and 2016, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company. The Company had two vendors (10.5% and 10.4%) with accounts payable in excess of 10% of its accounts payable as of September 30, 2017. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.